PREFERRED STOCK (Details Narratve) - $ / shares		12 Months Ended
	Dec. 09, 2019	Dec. 31, 2022	Dec. 31, 2020	Mar. 01, 2022	Dec. 31, 2021	Nov. 20, 2015
Preferred Stock, Shares Authorized						25,000,000
Asset Purchase Agreement [Member] | SOBR SAFE, LLC [Member]
Right Of Dividend	8.00%
Series A Convertible Preferred stock
Preferred Stock, Shares Authorized		3,000,000			3,000,000	3,000,000
Preferred Stock, Par Value		$ 0.00001			$ 0.00001	$ 0.00001
Preferred Stock Conversion Description			Series A Convertible Preferred Stock are convertible at a 35% discount rate to the average closing price per share of the Company’s common stock (either as listed on a national exchange or as quoted over-the-market) for the last 15 trading days immediately prior to conversion. However, no conversions of the Series A Convertible Preferred Stock to shares of common stock can occur unless the average closing price per share
Series B Convertible Preferred stock
Preferred Stock, Shares Authorized		3,000,000		3,000,000	3,000,000
Preferred Stock, Par Value		$ 0.00001			$ 0.00001
Exchange shares issued of common stcok				333,333
Common stock held by company		666,667
Series A-1 Convertible Preferred stock [Member]
Preferred Stock, Shares Authorized		2,700,000			2,700,000
Preferred Stock, Par Value		$ 0.00001			$ 0.00001
Minimum Conversion Rate						$ 5.01
Series A-1 Convertible Preferred stock [Member] | SOBR's Director company [Member] | Series A-1 Preferred Stock Purchase Agreement [Member] | SOBR SAFE, LLC [Member]
Preferred Stock, Shares Authorized	2,000,000			3,000,000
Authorized Shares Increased			2,700,000
Right Of Dividend	8.00%			8.00%
Shares Issuance Price	$ 1
Preferences And Rights Of Preferred Stock	dividend rights of 8% per annum based on the original issuance price of $1 per share, (b) liquidation preference over the Company’s common stock, (c) conversion rights into shares of the Company’s common stock at $3 per share (not to be affected by any reverse stock split in connection with the Asset Purchase Agreement with IDTEC)